                       SEI INSTITUTIONAL INVESTMENTS TRUST
                                 LARGE CAP FUND
                              LARGE CAP VALUE FUND
                              LARGE CAP GROWTH FUND
                            SMALL/MID CAP EQUITY FUND
                                 SMALL CAP FUND
                            INTERNATIONAL EQUITY FUND
                          EMERGING MARKETS EQUITY FUND
                             CORE FIXED INCOME FUND
                              HIGH YIELD BOND FUND
                         INTERNATIONAL FIXED INCOME FUND

                         SUPPLEMENT DATED MARCH 26, 2004
            TO THE CLASS A SHARES PROSPECTUS DATED SEPTEMBER 30, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGE IN SUB-ADVISER FOR SMALL CAP FUND

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Small Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to RS Investment Management, L.P. under the sub-section entitled "Small Cap Fund" is hereby deleted.

There are no changes to the other sub-advisers of the Small Cap Fund.

CHANGE IN SUB-ADVISER FOR EMERGING MARKETS EQUITY FUND

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Emerging Markets Equity Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added:

          REXITER CAPITAL MANAGEMENT LIMITED: Rexiter Capital Management Limited (Rexiter), located at 21 St. James's Square, London SW1Y 4SS United Kingdom, serves as a Sub-Adviser to the Emerging Markets Equity Fund. Murray Davey and Helena Coles manage the portion of the assets of the Emerging Markets Equity Fund allocated to Rexiter. Mr. Davey is a senior European, Middle Eastern and African fund manager and a director of Rexiter. Ms. Coles is a senior Asian fund manager and a director of Rexiter. Mr. Davey and Ms. Coles have been with Rexiter since its inception in 1997.

There are no changes to the other sub-advisers of the Emerging Markets Equity Fund.

INVESTMENTS IN EXCHANGE-TRADED FUNDS

The Prospectus is hereby amended and supplemented to reflect that each of the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, Small/Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Bond Fund and International Fixed Income Fund (each a "Fund") may invest in exchange-traded funds as described below. Accordingly, for each Fund the following paragraph is added under the sub-section entitled "What are the Risks of Investing in the Fund?"

          The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment

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          or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

                  --------------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SEI INSTITUTIONAL INVESTMENTS TRUST

                                 Large Cap Fund
                                 Small Cap Fund

                     Supplement Dated March 26, 2004 to the
               Class T Shares Prospectus Dated September 30, 2003


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS T SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGE IN SUB-ADVISER FOR SMALL CAP FUND

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Small Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to RS Investment Management, L.P. under the sub-section entitled "Small Cap Fund" is hereby deleted.

There are no changes to the other sub-advisers of the Small Cap Fund.

INVESTMENTS IN EXCHANGE-TRADED FUNDS

The Prospectus is hereby amended and supplemented to reflect that each of the Large Cap Fund and Small Cap Fund (each a "Fund") may invest in exchange-traded funds as described below. Accordingly, for each Fund the following paragraph is added under the sub-section entitled "What are the Risks of Investing in the Fund?"

          The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

                    ---------------------------------------
               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SEI INSTITUTIONAL INVESTMENTS TRUST
                                 LARGE CAP FUND
                              LARGE CAP VALUE FUND
                              LARGE CAP GROWTH FUND
                            SMALL/MID CAP EQUITY FUND
                                 SMALL CAP FUND
                            INTERNATIONAL EQUITY FUND
                          EMERGING MARKETS EQUITY FUND
                             CORE FIXED INCOME FUND
                              HIGH YIELD BOND FUND
                         INTERNATIONAL FIXED INCOME FUND

                         SUPPLEMENT DATED MARCH 26, 2004
  TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED SEPTEMBER 30, 2003,
                           AS AMENDED FEBRUARY 6, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

CHANGES IN SUB-ADVISERS

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the Small Cap Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to RS Investment Management, L.P. on page S-41 is hereby deleted.

In addition, the SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the Emerging Markets Equity Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers" on page S-38, the following paragraph relating to Rexiter Capital Management Limited is added:

     REXITER CAPITAL MANAGEMENT LIMITED - Rexiter Capital Management Limited ("Rexiter") serves as a Sub-Adviser to the Emerging Markets Equity Fund. Rexiter was founded in 1997 and is 75% owned by State Street Global Alliance, LLC and 25% owned by its employees. State Street Global Alliance, LLC is beneficially owned 51% by State Street Corporation and 49% by ADP (the pension fund for Dutch State employees).

CHANGES IN INVESTMENT POLICIES

The SAI is hereby supplemented to reflect the following changes in the Funds' investment policies: (i) each of the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, Small/Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Bond Fund, and International Fixed Income Fund may invest in exchange-traded funds in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the Investment Company Act of 1940 in reliance on an exemptive order granted by the Securities and Exchange Commission to iShares Funds; (ii) the Core Fixed Income Fund may invest in non-U.S. dollar denominated securities; and (iii) the Emerging Markets Equity and High Yield Bond Funds may invest in swaps. Accordingly, the descriptions of the investment objectives and policies for each of the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Small/Mid Cap Equity Fund, Small Cap Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Bond Fund, and International Fixed Income Fund, under the section entitled "Investment Objectives and Policies" on pages S-4 through S-9 are hereby deleted and replaced with the following:

          LARGE CAP FUND - The investment objective of the Large Cap Fund is long-term growth of capital and income.

          Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion at the time of purchase). The Fund will notify its shareholders at least 60 days prior to any change in this policy. Any remaining assets may be invested in investment grade fixed income securities (I.E., rated in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") at the time of investment, or determined by a Sub-Adviser to be of equivalent quality), including variable and floating rate securities, or in equity securities of smaller companies that the Fund's Sub-Advisers believe are appropriate in light of the Fund's objective. The Fund may also purchase illiquid securities, shares of other investment companies and real estate investment trusts ("REITs"), when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money and lend its securities to qualified borrowers.

          The Fund may purchase shares of exchange-traded funds ("ETFs") to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the Securities and Exchange Commission (the "SEC"), the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the Investment Company Act of 1940, as amended (the "1940 Act"), provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

          LARGE CAP VALUE FUND - The investment objective of the Large Cap Value Fund is long-term growth of capital and income.

          Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion). The Fund will notify its shareholders at least 60 days prior to any change in this policy. The Fund will invest primarily in a diversified portfolio of high quality, income producing common stocks of large companies which, in the opinion of the Sub-Advisers, are undervalued in the marketplace at the time of purchase. In general, the Sub-Advisers characterize high quality securities as those that have above-average reinvestment rates. The Sub-Advisers also consider other factors, such as earnings and dividend growth prospects, as well as industry outlook and market share. Any remaining assets may be invested in other equity securities and in investment grade fixed income securities (I.E., rated in one of the four highest rating categories by an NRSRO at the time of investment, or determined by a Sub-Adviser to be of equivalent quality). The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.

          The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

          LARGE CAP GROWTH FUND - The investment objective of the Large Cap Growth Fund is capital appreciation.

          Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion). The Fund will notify its shareholders at least 60 days prior to any change in this policy. The Fund will invest primarily in equity securities of large companies which, in the opinion of the Sub-Advisers, possess significant growth potential. Any remaining assets may be invested in investment grade fixed income securities (I.E., rated in one of the four highest rating categories by an NRSRO at the time of investment, or determined by a Sub-Adviser to be of equivalent quality) or in equity securities of smaller companies that the Fund's Sub-Advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.

          The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

          SMALL/MID CAP EQUITY FUND - The investment objective of the Small/Mid Cap Equity Fund is long-term capital appreciation.

          Under normal circumstances, the Small/Mid Cap Equity Fund will invest at least 80% of its net assets in equity securities of small and medium sized companies. The Fund will notify its shareholders at least 60 days prior to any change in this policy. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (currently between $67 million and $3.6 billion). In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

          The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

          SMALL CAP FUND - The investment objective of the Small Cap Fund is capital appreciation.

          Under normal circumstances, the Fund will invest at least 80% of its net assets in the equity securities of smaller companies (I.E., companies with market capitalizations of less than $2 billion at the time of purchase). The Fund will notify its shareholders at least 60 days prior to any change in this policy. Any remaining assets may be invested in investment grade fixed income securities (I.E., rated in one of the four highest rating categories by an NRSRO at the time of investment, or determined by a Sub-Adviser to be of equivalent quality), including variable and floating rate securities, or in equity securities of larger companies that the Fund's Sub-Advisers believe are appropriate in light of the Fund's objective. The Fund may also purchase illiquid securities, shares of other investment companies and REITs, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money and lend its securities to qualified borrowers.

          The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

          INTERNATIONAL EQUITY FUND - The International Equity Fund seeks to provide capital appreciation.

          Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The Fund will notify its shareholders at least 60 days prior to any change in this policy. The equity securities that the Fund invests in may include equity-linked warrants. The Fund will invest primarily in equity securities of non-U.S. issuers located in at least three different countries. Any remaining assets will be invested in securities of emerging markets issuers, U.S. or non-U.S. cash reserves and money market instruments, as well as variable and floating rate securities. The Fund may also purchase illiquid securities, shares of other investment companies, obligations of supranational entities, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money, enter into forward foreign currency and swap contracts and lend its securities to qualified borrowers.

          Securities of non-U.S. issuers purchased by the Fund may be purchased on exchanges in foreign markets, on U.S. registered exchanges or the domestic or foreign over-the-counter markets.

          The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

          EMERGING MARKETS EQUITY FUND - The Emerging Markets Equity Fund seeks to provide capital appreciation.

          Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of emerging markets issuers. The Fund will notify its shareholders at least 60 days prior to any change in this policy. The equity securities that the Fund invests in may include equity-linked warrants. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. The Fund's Sub-Advisers consider emerging market issuers to include companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue from either goods produced, sales made or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or that are organized under the laws of and have a principal office in an emerging market country. Under normal market conditions, the Fund maintains investments in at least six emerging market countries and does not invest more than 35% of its total assets in any one country.

          The Fund may invest any remaining assets in investment grade fixed income securities (I.E., rated in one of the four highest rating categories by an NRSRO at the time of investment, or determined by a Sub-Adviser to be of equivalent quality), including variable and floating rate securities, of emerging market governments and companies, and may invest up to 5% of its total assets in securities that are rated below investment grade, and may invest in securities rated lower than "C" by Moody's or "D" by S&P. Certain securities issued by governments of emerging market countries are or may be eligible for conversion into investments in emerging market companies under debt conversion programs sponsored by such governments. Bonds rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price volatility than investment grade securities.

          When in the Fund's Sub-Advisers' opinion there is an insufficient supply of suitable securities from emerging market issuers, the Fund may invest up to 20% of its total assets in the equity securities of non-emerging market companies contained in the Morgan Stanley Capital International Europe, Australasia and Far East Index (the "EAFE Index"). These companies typically have larger average market capitalizations than the emerging market companies in which the Fund generally invests.

          Securities of non-U.S. issuers purchased by the Fund may be purchased on exchanges in foreign markets, on U.S. registered exchanges or the domestic or foreign over-the-counter markets, and may be purchased in initial public offerings. The Fund may also purchase illiquid securities, including "special situation" securities, shares of other investment companies, obligations of supranational entities, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money, enter into forward foreign currency transactions, enter into swap transactions, including caps, collars, floors, total return swaps and swaptions, and lend its securities to qualified borrowers.

          The Fund's Sub-Advisers believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the Fund's capital appreciation potential. Investments in special situations may be illiquid, as determined by the Fund's Sub-Advisers based on criteria approved by the Board of Trustees. To the extent these investments are deemed illiquid, the Fund's investment in them will be consistent with its 15% restriction on investment in illiquid securities.

          The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

          CORE FIXED INCOME FUND - The investment objective of the Core Fixed Income Fund is current income consistent with the preservation of capital.

          Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change in this policy. The Fund invests primarily in investment grade fixed income securities (I.E., rated in one of the four highest rating categories by an NRSRO at the time of investment, or determined by a Sub-Adviser to be of equivalent quality). The Fund may acquire all types of fixed income securities issued by domestic and foreign private and governmental issuers, including mortgage-backed and asset-backed securities and variable and floating rate securities. The Fund may invest not only in traditional fixed income securities, such as bonds and debentures, but in structured securities that make interest and principal payments based upon the performance of specified assets or indices. Structured securities include mortgage-backed securities, such as pass-through certificates, collateralized mortgage obligations and interest and principal only components of mortgage-backed securities. The Fund may also invest in mortgage dollar roll transactions, construction loans, Yankee obligations, illiquid securities, shares of other investment companies, obligations of supranational agencies, swaps, including caps, floors, collars and swaptions, warrants, when-issued and delayed-delivery securities, zero coupon obligations and enter into futures and foreign currency contracts. The Fund may also borrow money and lend its securities to qualified borrowers.

          The Fund invests in a portfolio with a dollar-weighted average duration that will, under normal market conditions, stay within plus or minus 20% of what the Sub-Advisers believe to be the average duration of the domestic bond market as a whole. The Sub-Advisers base their analysis of the average duration of the domestic bond market on bond market indices which they believe to be representative. The Sub-Advisers currently use the Lehman Aggregate Bond Index for this purpose.

          The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

          HIGH YIELD BOND FUND - The investment objective of the High Yield Bond Fund is to maximize total return.

          Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities that are below investment grade (I.E., rated below the top four rating categories by an NRSRO at the time of purchase, or, if not rated, determined to be of comparable quality by the Fund's Sub-Advisers). The Fund will notify its shareholders at least 60 days prior to any change in this policy. Securities that are below investment grade are commonly referred to as "junk bonds," and generally entail increased credit and market risk. See "Lower Rated Securities" in "Description of Permitted Investments and Risk Factors" for additional information about "lower rated securities" or "junk bonds."

     The achievement of the Fund's investment objective may be more dependent on the Sub-Advisers' own credit analysis than would be the case if the Fund invested in higher rated securities. There is no bottom limit on the ratings of the high yield securities that may be purchased and held by the Fund. These securities may have predominantly speculative characteristics or may be in default. Any remaining assets may be invested in equity, investment grade fixed income and money market securities that the Sub-Advisers believe are appropriate in light of the Fund's objective.

          The Fund may acquire all types of fixed income securities issued by domestic and foreign private and governmental issuers, including mortgage-backed and asset-backed securities, and variable and floating rate securities. The Fund may also invest in Yankee obligations, illiquid securities, shares of other investment companies and REITs, warrants, when-issued and delayed-delivery securities, zero coupon obligations, pay-in-kind and deferred payment securities. The Fund may also borrow money, enter into forward foreign currency contracts, enter into swap transactions, including caps, collars, floors, credit default swaps, and swaptions, and lend its securities to qualified borrowers. The Fund's Sub-Advisers may vary the average maturity of the securities in the Fund without limit, and there is no restriction on the maturity of any individual security.

          The Fund's Sub-Advisers will consider ratings, but will perform their own analyses and will not rely principally on ratings. The Fund's Sub-Advisers will consider, among other things, the price of the security and the financial history and condition, the prospects and the management of an issuer in selecting securities for the Fund.

          The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

          INTERNATIONAL FIXED INCOME FUND - The International Fixed Income Fund seeks to provide capital appreciation and current income.

          Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change in this policy. The Fund will invest primarily in investment grade fixed income securities of issuers located in at least three countries other than the United States.

          The Fund may invest its remaining assets in obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities") and preferred stocks of U.S. and foreign issuers. The Fund also may engage in short selling against the box. The Fund may also invest in securities of companies located in and governments of emerging market countries. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. Investments in emerging markets countries will not exceed 5% of the Fund's total assets at the time of purchase. Such investments entail risks different from investments in securities of companies and governments of more developed, stable nations.

          The Fund may acquire all types of fixed income securities issued by foreign private and governmental issuers, including mortgage-backed and asset-backed securities, and variable and floating rate securities. The Fund may invest in traditional fixed income securities such as bonds and debentures, and in structured securities that derive interest and principal payments from specified assets or indices. All such investments will be in investment grade securities denominated in various currencies, including the European Currency Unit. The Fund may also invest in illiquid securities, shares of other investment companies, obligations of supranational entities, warrants, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money, enter into forward foreign currency transactions and swap contracts and lend its securities to qualified borrowers. Furthermore, although the Fund will concentrate its investments in relatively developed countries, the Fund may invest up to 20% of its assets in fixed income securities of issuers in, or denominated in the currencies of, developing countries and that are investment-grade securities or determined by the Sub-Advisers to be of comparable quality to such securities and debt obligations at the time of purchase.

          There are no restrictions on the average maturity of the Fund or the maturity of any single instrument. Maturities may vary widely depending on the Fund's Sub-Advisers' assessment of interest rate trends and other economic and market factors.

          The Fund is a non-diversified fund. Investment in a non-diversified company may entail greater risk than investment in a diversified company. The Fund's ability to focus its investments on a fewer number of issuers means that economic, political or regulatory developments affecting the Fund's investment securities could have a greater impact on the total value of the Fund than would be the case if the Fund were diversified among more issuers. The Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). See "Taxes" for additional information.

          The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

In addition, the following paragraph is added after the third paragraph in the sub-section on page S-28 entitled "SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS."

     Certain Funds may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying in exchange for the underlying. If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if a Fund invests in the underlying directly.

VALUATION OF FOREIGN EQUITY SECURITIES AND SECURITIES THAT TRADE ON NASDAQ

The SAI is hereby amended and supplemented to reflect (i) the International Equity Fund's and Emerging Markets Equity Fund's use of a third party valuation vendor and (ii) changes in the valuation of securities that trade on NASDAQ as described below. Accordingly, the second paragraph under the section on page S-49 entitled "PURCHASE AND REDEMPTION OF SHARES" is hereby deleted and replaced with the following:

     Fund securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day on which the New York Stock Exchange ("NYSE") is open for business ("Business Day") or, if there is no such reported sale, at the most recently quoted bid price. Securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, except that a Fund that holds securities included in the S&P 500 Amex Pricing Pilot Program, in which the S&P 500 Index is calculated using the Amex Official Closing Price ("AOCP") for certain NASDAQ listed securities, may value those securities using the AOCP for the duration of the Program. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. If such prices are not available or are deemed to be unreliable, the security will be valued at fair value as determined in good faith by the Board of Trustees. The International Equity Fund and Emerging Markets Equity Fund utilize a third party fair valuation service provider in valuing the Funds' foreign equity securities. The service provider values these Funds' securities based on certain factors and methodologies (generally based on valuation correlation between the U.S. market and each non-U.S. security) in the event of a movement in the U.S. market that exceeds certain thresholds established by the Fair Value Pricing Committee. If the Adviser or Sub-Adviser, as applicable, believes that the third party service provider's valuations are not reliable, these securities may be valued by the Fair Value Pricing Committee. Additional information about valuing securities at fair value is provided under the sub-section "Fair Value Pricing Committee."

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE